Related-Party Transactions (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related-Party Transactions
10.    Related-Party Transactions

Asset management fees to our advisor for the three months ended September 30, 2020 and 2019 were $811,233 and $296,126, respectively. Asset management fees to our advisor for the nine months ended September 30, 2020 and 2019 were $1,941,542 and $453,851, respectively. Asset management fees waived by our advisor during the three and nine months ended September 30, 2020 were $48,543 and $188,333, respectively. There were $310,484 of asset management fees waived during the three and nine months ended September 30, 2019.

Acquisition expenses reimbursed to our advisor for the three and nine months ended September 30, 2020 and 2019 were not significant, as we have generally incurred and paid such expenses directly.

Reimbursable company operating expenses to our advisor or its affiliates for the three months ended September 30, 2020 and 2019 were $263,915 and $148,906, respectively. Reimbursable company operating expenses to our advisor or its affiliates for the nine months ended September 30, 2020 and 2019 were $732,998 and $399,391, respectively.

Property management fees to our property manager for the three months ended September 30, 2020 and 2019 were $108,067 and $38,753, respectively. Property management fees to our property manager for the nine months ended September 30, 2020 and 2019 were $269,525 and $53,297, respectively. Property management fees to our property manager are classified as property operations expense on the condensed consolidated statements of operations.

10. Related-Party Transactions

Advisory Agreement

Our advisor is responsible for making decisions related to the structuring, acquisition, management, financing and disposition of our assets in accordance with our investment objectives, guidelines, policies and limitations. Our advisor also manages day-to-day operations, retains property managers, and performs other duties. These activities are all subject to oversight by our board of directors. Per the terms of our advisory agreement, our advisor is entitled to receive the fees for these services which are mentioned below.

Asset Management Fee

Our advisor receives an annual asset management fee, paid monthly, in an amount equal to 1.25% of gross assets, as defined in the advisory agreement, as of the last day of the prior month. We incurred asset management fees of $811,395 for the year ended December 31, 2019. No asset management fees were incurred for the year ended December 30, 2018. Our advisor has agreed to waive its asset management fee each month in an amount equivalent to the 6.0% discount provided to those who purchase Class A shares through certain distribution channels as specified in the prospectus for the Offering. This is to ensure that we receive proceeds equivalent to those received for sales of shares outside of these channels. As a result, the asset management fee waived by our advisor for the year ended December 31, 2019 was $409,803.

Contingent Acquisition Fee

After common stockholders have received, or are deemed to have received (with respect to a merger or a listing), together as a collective group, aggregate distributions sufficient to provide a return of their invested capital, plus a cumulative, noncompounded annual return on their investment (a “Required Return”), our advisor will receive a contingent acquisition fee from us that is a percentage of the cost of investments acquired or originated by us, or the amount to be funded by us to acquire or originate loans, including acquisition and origination expenses and any debt attributable to such investments plus significant capital expenditures related to the development, construction or improvement of the investment as follows: 1% contingent acquisition fee if stockholders receive a 6% Required Return; and 2% additional contingent acquisition fee if stockholders receive a 13% Required Return. The contingent acquisition fee is immediately payable when each Required Return has been met. The fee is based on all assets we have acquired even if no longer in our portfolio.  To the extent we acquire any assets after satisfying the return threshold, the contingent acquisition fee will be immediately payable at the closing of the acquisition.

If our advisor agreement is terminated before August 13, 2028 for any reason other than our advisor’s fraud, willful misconduct or gross negligence, our advisor will receive a 3% contingent acquisition fee less the amount of any prior payments of contingent acquisition fees to our advisor. No contingent acquisition fees were incurred for the years ended December 31, 2019 and 2018.

Contingent Financing Fee

After our common stockholders have received, or are deemed to have received (with respect to a merger or a listing), together as a collective group, aggregate distributions sufficient to provide a return of their invested capital, plus a Required Return of 13%, our advisor will receive from us a contingent financing fee of 1% of the original principal amount of any financing obtained or assumed by us.

The contingent financing fee is payable upon satisfying the return threshold with respect to any financing obtained or assumed by us prior to satisfaction of the return threshold and at the closing of new financing following satisfaction of the return threshold. If our advisor agreement is terminated before August 13, 2028 for any reason other than the advisor’s fraud, willful misconduct or gross negligence, the payment of the contingent financing fee will be immediately due and payable. No contingent financing fees were incurred for the years ended December 31, 2019 and 2018.

Acquisition Expense Reimbursement

Subject to the limitations contained in our charter, our advisor receives reimbursement from us for all out-of-pocket expenses incurred in connection with the selection and acquisition or origination of investments, whether or not we ultimately acquire the property or other real estate-related investment. Acquisition expenses reimbursed to our advisor during the years ended December 31, 2019 and 2018 were not significant, as we have generally incurred and paid such expenses directly.

Reimbursable Operating Expenses

We reimburse our advisor or its affiliates for all actual expenses paid or incurred by our advisor or its affiliates in connection with the services provided to us, including our allocable share of our advisor’s or its affiliates’ overhead, such as rent, personnel costs, utilities, cybersecurity and IT costs; provided, however, that we will not reimburse our advisor or its affiliates for salaries, wages and related benefits of personnel who perform investment advisory services for us or serve as our executive officers. In addition, subject to the approval of our board of directors we may reimburse our advisor or its affiliates for costs and fees associated with providing services to us that we would otherwise engage a third party to provide. Reimbursable company operating expenses were $541,652 for the year ended December 31, 2019. There were no reimbursable company operating expenses for the year ended December 31, 2018.

Commencing with the quarter ending June 30, 2020, our advisor must reimburse us the amount by which our aggregate total operating expenses for the four fiscal quarters then ended exceed the greater of 2% of our average invested assets or 25% of our net income, unless the conflicts committee has determined that such excess expenses were justified based on unusual and non-recurring factors.

Property Management Fee

Our property manager operates under the terms of separate property management agreements for each community. Our property manager receives from us a property management fee in an amount up to 3.5% of the annual gross revenues of the multifamily apartment communities that it manages. We incurred property management fees of $97,877 for the year ended December 31, 2019. No property management fees were incurred in 2018. Property management fees are presented within property operations expense on the consolidated statements of operations.

Promotional Interest

Cottonwood Communities Advisors Promote, LLC, an affiliated entity, will receive from the Operating Partnership a promotional interest equal to 15% of net income and cash distributions, but only after our common stockholders, together as a collective group, receive in the aggregate, cumulative distributions from us sufficient to provide a return of their invested capital plus a 6% cumulative, non-compounded annual return on their invested capital. Cottonwood Communities Advisors Promote, LLC, will not be required to make any capital contributions to our Operating Partnership in order to obtain the promotional interest.

In addition, Cottonwood Communities Advisors Promote, LLC will be entitled to a separate one-time payment upon (1) the listing of our common stock on a national securities exchange or (2) the occurrence of certain events that result in the termination or non-renewal of our advisory agreement, in each case for an amount that Cottonwood Communities Advisors Promote, LLC would have been entitled to receive as if our Operating Partnership had disposed of all of its assets at the market value of our shares of common stock as of the date of the event triggering the payment.

A separate one-time payment following the termination or non-renewal of our advisory agreement for reasons unrelated to a liquidity event for our common stockholders will be in the form of an interest-bearing promissory note that is payable only after our common stockholders have actually received distributions in the amount required before Cottonwood Communities Advisors Promote, LLC can receive the promotional interest. Provided, however, if the promissory note has not been repaid prior to a liquidity event for our common stockholders, the promissory note shall be paid in full on the date of or immediately prior to the liquidity event.

Independent Director Compensation

We pay each of our independent directors an annual retainer of $10,000. We also pay our independent directors for attending meetings as follows: (i) $500 for each board meeting attended and (ii) $500 for each committee meeting attended (if held at a different time or place than a board meeting). All directors receive reimbursement of reasonable out of pocket expenses incurred in connection with attendance at meetings of the board of directors.

11. Economic Dependency

Under various agreements, we have engaged or will engage our advisor or its affiliates to provide certain services that are essential to us, including asset management services and other administrative responsibilities for the Company including accounting services and investor relations. Because of these relationships, we are dependent upon our advisor. If these companies were unable to provide us with the respective services, we would be required to find alternative providers of these services.